Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Vessels, net	$ 129,461	$ 130,724
Advances for vessel purchase	28,172	0
Office furniture and equipment	90	97
Right of use asset	493	888
Restricted cash	3,590	3,576
Fair value of derivative financial instruments	1,315	417
Other non-current assets	10	10
Total non-current assets	163,131	135,712
CURRENT ASSETS
Current portion of fair value of derivative financial instruments	1,092	0
Trade accounts receivable	109	1,003
Inventories	3,028	852
Prepayments and other assets	2,887	1,224
Restricted cash	2,378	1,648
Cash and cash equivalents	52,833	45,213
Total current assets	62,327	49,940
TOTAL ASSETS	225,458	185,652
EQUITY
Issued share capital	82	82
Share premium	284,406	284,406
Accumulated deficit	(113,790)	(138,070)
Total equity	170,698	146,418
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	37,522	26,438
Provision for staff retirement indemnities	148	114
Lease liabilities	188	556
Total non-current liabilities	37,858	27,108
CURRENT LIABILITIES
Current portion of long-term borrowings	6,803	5,044
Trade accounts payable and other	3,548	1,100
Accrued liabilities and other payables	5,814	3,497
Current portion of lease liabilities	321	349
Fair value of derivative financial instruments	0	92
Deferred revenue	416	2,044
Total current liabilities	16,902	12,126
TOTAL LIABILITIES	54,760	39,234
TOTAL EQUITY AND LIABILITIES	$ 225,458	$ 185,652